As filed with the Securities and Exchange Commission on August 14, 2026

Securities Act Registration No. 333-196273

Investment Company Act Registration No. 811-22930

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 250	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 251	☒

(Check appropriate box or boxes)

USCF ETF Trust

(Exact Name of Registrant as Specified in Charter)

1850 Mt. Diablo Blvd., Suite 640, Walnut Creek, CA 94596

(Address of Principal Executive Offices) (Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Daphne G. Frydman

Chief Legal Officer

USCF Advisers LLC

1850 Mt. Diablo Blvd., Suite 640
Walnut Creek, CA 94596

(Name and Address of Agent for Service)

Copy to:

Cynthia R. Beyea

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Phone: (202) 261-3300

Facsimile: (202) 261-3333

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 13, 2026 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 250 to the Registration Statement of USCF ETF Trust (the “Trust”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying until September 13, 2026 the effectiveness of the registration statement filed in Post-Effective Amendment No. 182 on June 28, 2024 pursuant to paragraph (a) of Rule 485 under the Securities Act to add the USCF Lithium Strategy Fund to the Trust. This Post-Effective Amendment No. 250 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 182 and Part C of Post-Effective Amendment No. 232.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 250 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Walnut Creek of the State of California on this 14th day of August, 2026.

USCF ETF TRUST
By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Stuart P. Crumbaugh	Chief Financial Officer (Principal Accounting and Principal Financial Officer), Treasurer, Secretary, and Trustee	August 14, 2026
Stuart P. Crumbaugh

/s/ John P. Love	President, Principal Executive Officer, Chairman, and Trustee	August 14, 2026
John P. Love

*	Independent Trustee	August 14, 2026
Robyn L. Alexander

*	Independent Trustee	August 14, 2026
H. Abram Wilson

*	Independent Trustee	August 14, 2026
Thomas E. Gard

*	Independent Trustee	August 14, 2026
Jeremy Henderson

*	Independent Trustee	August 14, 2026
John D. Schwartz

*By:	/s/ John P. Love
John P. Love
Attorney in Fact
(pursuant to Power of Attorney dated October 13, 2016 for all Trustees other than Robyn L. Alexander and Power of Attorney dated September 12, 2024 for Robyn L. Alexander)